Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	$ 303.6	$ 293.5
Commercial paper, credit facility draws and related fees	16.4	100.4
Accretion of fair value adjustments	(6.1)	(4.8)
AFUDC capitalized on regulated property	(4.3)	(4.6)
Other	(27.1)	(20.9)
Interest expense	282.5	363.6
Regulatory assets, deferred carrying costs	$ 34.4	$ 31.6